Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (“SCT”) Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average SCT Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:	Net Loss ($)(in thousands)
					Editas Total Shareholder Return ($)(4)
2025	2,353,655	3,119,632	999,023	1,173,992	23.11	(160,060)
2024	5,126,868	(3,071,419)	1,315,361	(573,093)	14.32	(237,093)
2023	2,392,309	3,764,809	1,555,391	1,575,614	114.21	(153,219)

Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. For 2025, the non-PEO NEOs were Linda C. Burkly and Amy Parison. For 2024, the non-PEO NEOs were Erick Lucera and Baisong Mei. For 2023, the non-PEO NEOs were Erick Lucera, Linda C. Burkly, Baisong Mei, Michelle Robertson, and Bruce Eaton.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the CAP:
PEO Summary Compensation Total to CAP Reconciliation

Year	PEO	SCT Total for PEO($)	SCT Value of Equity Awards($)(i)	Equity Award Adjustments($)(ii)	Compensation Actually Paid to PEO($)
2025	Gilmore O’Neill	2,353,655	1,282,937	2,048,914	3,119,632
2024	Gilmore O’Neill	5,126,868	4,010,582	(4,187,705)	(3,071,419)
2023	Gilmore O’Neill	2,392,309	1,351,390	2,723,890	3,764,809
(i)The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.
(ii)The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts added or deducted in calculating the equity award adjustments are provided in the table below:

		Equity Award Adjustments
Year	PEO	Year-End Fair Value of Awards Granted During Applicable Year That Remain Outstanding and Unvested as of Year-End($)	Change in Fair Value as of Year- End of any Prior-Year Awards that Remain Outstanding and Unvested as of Year- End($)	Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Fair Value at Prior-Year-End of any Prior- Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Equity Awards Adjustments($)
2025	Gilmore O’Neill	1,316,398	235,220	287,655	209,641	—	2,048,914
2024	Gilmore O’Neill	273,351	(3,511,297)	170,662	(1,120,421)	—	(4,187,705)
2023	Gilmore O’Neill	1,355,969	1,115,369	158,944	93,608	—	2,723,890

Non-PEO NEO Average Total Compensation Amount	$ 999,023	$ 1,315,361	$ 1,555,391
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,173,992	(573,093)	1,575,614
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
Average Non-PEO NEO Summary Compensation Total to CAP Reconciliation

Year	Average SCT Total for Non-PEO NEOs($)	Average SCT Value of Equity Awards for Non-PEO NEOs($)	Average Equity Award Adjustments($)(i)	Average Compensation Actually Paid to Non-PEO NEOs($)
2025	999,023	353,776	528,745	1,173,992
2024	1,315,361	580,531	(1,307,923)	(573,093)
2023	1,555,391	1,023,385	1,043,608	1,575,614
(i)The amounts added or deducted in calculating the total average equity award adjustments are provided in the table below:

	Equity Award Adjustments
Year	Average Year-End Fair Value of Awards Granted During Applicable Year That Remain Outstanding and Unvested as of Year-End($)	Average Change in Fair Value as of Year-End of any Prior-Year Awards that Remain Outstanding and Unvested as of Year-End($)	Average Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Average Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Average Fair Value at Prior-Year-End of any Prior-Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Average Equity Awards Adjustments($)
2025	377,474	37,631	79,304	34,336	—	528,745
2024	173,603	(1,155,110)	56,322	(382,738)	—	(1,307,923)
2023	926,961	99,157	30,033	(12,543)	—	1,043,608

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income	CAP and Net Income (Loss)
Tabular List, Table	Editas’ cumulative TSR; and •Editas’ net loss.
Total Shareholder Return Amount	$ 23.11	14.32	114.21
Net Income (Loss)	$ (160,060,000)	(237,093,000)	(153,219,000)
Additional 402(v) Disclosure	Reflects the cumulative total shareholder return at the end of the identified year, assuming $100 was invested after the market closed on December 31, 2022 in our common stock, and assuming reinvestment of dividends, if any.
Analysis of the Information Presented in the Pay Versus Performance Table
We describe the relationships between CAP and our cumulative TSR and net loss below. We currently do not use financial performance measures, including our cumulative TSR or our net loss in our compensation program or for comparison to any corporate goals. Instead, our compensation program is designed primarily to advance our product development pipeline and preclinical programs, thereby driving long-term stockholder value. For example, our 2025 annual performance-based cash bonus program included goals relating to our objective to be a late-stage, in vivo development company, building a differentiated in vivo therapeutic pipeline, sustaining a best-in-class employee experience, and maintaining financial discipline. See “Overview of Executive Compensation” for a detailed description of our compensation program. We believe that using these non-financial performance metrics best incentivizes our executive management and strengthens our alignment with our pay for performance compensation philosophy, while focusing on our long-term sustainable growth.
Components of Compensation Actually Paid that Vary with Performance
The components of CAP that vary with performance each year are: our annual incentive payouts, the fair value of long-term incentive awards granted in each year and the change in fair value of equity awards during the year. The decisions regarding our annual incentive payouts and our long-term incentive awards are described in our proxy statements for the applicable year, including this Proxy Statement.
The addition of the change in fair value of equity awards during the year is the most significant performance-related difference between CAP and the totals reported in the Summary Compensation Table. The change in fair value of equity awards during the year varies with our annual share price appreciation and performance against our outstanding PSU goals.
Pay versus Performance: Graphical Descriptions
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:
•Editas’ cumulative TSR; and
•Editas’ net loss.
For purposes of reflecting CAP in these charts, we have aggregated the compensation of the PEOs in each year where there was more than one PEO for such year.

Measure:: 1
Pay vs Performance Disclosure
Name	cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	net loss
O'Neill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,353,655	5,126,868	2,392,309
PEO Actually Paid Compensation Amount	3,119,632	(3,071,419)	3,764,809
PEO | O'Neill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,282,937)	(4,010,582)	(1,351,390)
PEO | O'Neill [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,048,914	(4,187,705)	2,723,890
PEO | O'Neill [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,316,398	273,351	1,355,969
PEO | O'Neill [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,220	(3,511,297)	1,115,369
PEO | O'Neill [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,655	170,662	158,944
PEO | O'Neill [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,641	(1,120,421)	93,608
PEO | O'Neill [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(353,776)	(580,531)	(1,023,385)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,745	(1,307,923)	1,043,608
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,474	173,603	926,961
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,631	(1,155,110)	99,157
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,304	56,322	30,033
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,336	(382,738)	(12,543)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0